Summary of the Notional Amounts of Credit Derivatives and Credit Linked Notes (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Credit Derivatives [Line Items]
Protection Sold			198,270
Protection Purchased with Identical Underlyings				[1]
Net Protection Sold			198,270
Credit derivatives | Credit Default Swaps
Credit Derivatives [Line Items]
Protection Sold	87,742		174,918
Protection Purchased with Identical Underlyings		[1]		[1]
Net Protection Sold	87,742		174,918
Credit-Linked Notes
Credit Derivatives [Line Items]
Protection Sold			23,352
Protection Purchased with Identical Underlyings				[1]
Net Protection Sold			23,352

[1]	Represents the notional amount of purchased credit derivatives where the Group is the protection seller on the identical underlying reference instrument.